Capital commitments	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Capital commitments
Capital commitments
Authorized future capital expenditure for property, plant and equipment (excluding right-of-use assets) by group companies for which contracts had been signed at 31 December 2019 amounted to $11,382 million (2018 $8,319 million, 2017 $11,340 million). BP has contracted capital commitments amounting to $787 million (2018 $1,227 million, 2017 $1,451 million) in relation to associates. BP’s share of contracted capital commitments of joint ventures amounted to $1,024 million (2018 $619 million, 2017 $483 million).